General and Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 25, 2011	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member] Maximum [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
General and Summary of Significant Accounting Policies (Textual) [Abstract]
Advertising expense		$ 1.7		$ 0.1	$ 1.6		$ 2.1	$ 1.6
Sale of international interest					51.00%
Repairs and maintenance expenses		5.2		0.4	5.1		6.0	4.8
Net foreign exchange gains (losses)					0.2	0.1	0.3	1.1
General and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Inventory reported due to revised information reporting		5.2	2.9
Account payable reported due to revised information reporting		5.2	2.9
Effect on goodwill due to adjustments	0
Period for maturity of investments considered to be cash equivalents	Three months or less
Impairment of goodwill	$ 0
Hypothetical decrease to fair value	10.00%